Fair Value Measurements (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Warrant liability	$ 601,889
Recurring
Warrant liability	601,889
Recurring | Level 3
Warrant liability	$ 601,889	$ 0